Goodwill and Intangible Assets - Indefinite-lived intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangible Assets	$ 1,703.9	$ 1,701.9
Indefinite-lived Intangibles Assets, Impairment test, Discount Rate Used	7.50%
Indefinite-lived Intangibles Assets, Impairment Test, Terminal Growth Rate Used	2.00%
Playtex [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangible Assets		650.0
Indefinite-Lived Intangible Assets, Fair Value as Percent of Carrying Value		107.00%
Wet Ones [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangible Assets		200.0
Indefinite-Lived Intangible Assets, Fair Value as Percent of Carrying Value		109.00%
Personal Care [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangible Assets	1,622.4
Household Products [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangible Assets	$ 81.5